Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
For the period ended December 31, 2021	$ 47,671
For the period ended December 31, 2022	63,798
For the period ended December 31, 2023	64,937
For the period ended December 31, 2024	66,456
For the period ended December 31, 2025	67,975
Thereafter	200,003
Total	510,840
Less: Present value discount	(189,836)
Lease liability	$ 321,004	$ 0